FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS, Composition of the item (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Assets Designated as Measured at Fair Value through Profit or Loss [abstract]
Investment Link	[1]	S/ 762,442	S/ 974,664
Other		6,359	12,418
Total		S/ 768,801	S/ 987,082

[1]	The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.